Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000024569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024569
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(1.13%)	0.45%
Without Sales Load [Member] | C000024570
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%	(1.32%)	0.25%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	2.19%	(0.77%)	0.87%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	2.19%	(0.77%)	0.87%